Long-term Debt - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Percentage of market value of mortgaged vessels exceeds Term loan	125.00%
Percentage of total market value adjusted assets	70.00%
Restricted cash, current	$ 1,005,827	$ 451,225	$ 1,165,031
Restricted cash, non-current	$ 5,600,000	2,500,000
Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	1.95%
Bank loan interest expense	$ 1,444,884	87,724	0
Term Loan [Member] | Interest and finance cost [Member]
Debt Instrument [Line Items]
Amortization of deferred financing charges	94,004	$ 32,587	$ 0
Term Loan A [Member]
Debt Instrument [Line Items]
Repayments of Debt	25,752,729
Minimum [Member]
Debt Instrument [Line Items]
Restricted cash, non-current	$ 5,600,000
Minimum [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	255.00%
Maximum [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	6.28%	2.17%